Recent Accounting Pronouncements And Accounting Changes	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements And Accounting Changes [Abstract]
Recent Accounting Pronouncements And Accounting Changes

5. Recent accounting pronouncements and accounting changes

Effective January 1, 2011, the company adopted two accounting standards issued by the Financial Accounting Standards Board (FASB) that amend revenue recognition guidance. The first standard supersedes certain prior accounting guidance and requires an entity to allocate arrangement consideration at the inception of an arrangement to all of its deliverables based on their relative standalone selling prices (i.e., the relative-selling-price method). The standard eliminates the use of the residual method of allocation and requires the relative-selling-price method in all circumstances in which an entity recognizes revenue for an arrangement with multiple deliverables subject to this standard. The second standard amends prior software revenue recognition accounting guidance by excluding from the scope of such prior guidance tangible products that contain both software elements and non-software elements that function together to deliver the tangible product's essential functionality. The company has adopted the new standards prospectively for revenue arrangements entered into or materially modified on or after January 1, 2011. In certain of the company's arrangements, revenue was previously deferred for certain deliverables included in multiple element arrangements where the arrangements also included undelivered services for which the company was unable to demonstrate fair value pursuant to previous standards. The new standards require deliverables for which revenue was previously deferred to be separated and recognized as delivered, rather than combined with undelivered items and recognized over the longest service delivery period.

If the new standards were applied to transactions entered into or materially modified in the year ended December 31, 2010, it would not have resulted in a material change to the company's reported revenue for 2010. The company is not able to reasonably estimate the effect of adopting these standards on future periods as the impact will vary based on the nature and volume of new or materially modified deals in any given period.

On October 1, 2011, the company adopted FASB amendments issued in September 2011 to authoritative accounting guidance to simplify how companies test for goodwill impairment. The amendments permit a company to continue to perform quantitative analyses or to first assess qualitative factors to determine whether it is more likely than not (defined as having a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described by current accounting rules. Previous accounting guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount. If the fair value of a reporting unit is less than its carrying amount, then a second step of the test must be performed to measure the amount of impairment loss, if any. Under the amendments, a company is not required to calculate the fair value of a reporting unit unless the company determines that it is more likely than not that its fair value is less than its carrying amount. Adoption of the amendments did not have a material impact to the company's consolidated financial statements.

In June 2011, the FASB issued authoritative guidance that amends previous guidance for the presentation of comprehensive income. It eliminates the current option to present other comprehensive income in the statement of changes in equity. Under this revised guidance, an entity will have the option to present the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The new standard is to be applied retrospectively and is effective for the company beginning in the first quarter of 2012. The company is currently evaluating the alternatives for adopting the guidance. Other than the change in presentation, the company has determined that these changes will not have an impact on its consolidated financial statements.

In May 2011, the FASB issued authoritative guidance that amends previous guidance for fair value measurement and disclosure requirements. The revised guidance changes certain fair value measurement principles, clarifies the application of existing fair value measurements and expands the disclosure requirements, particularly for Level 3 fair value measurements. This standard is effective for the company beginning in the first quarter of 2012. The company is currently evaluating the impact of this guidance, but does not anticipate a material impact to its consolidated financial statements upon adoption.